File No. 33-59117
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES 19
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on June 16, 1998) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
  F. Proposed maximum offering price to the public of the securities being registered:
      Indefinite pursuant to Rule 24f-2
  G. Amount of filing fee, computed at one-thirty-fourth of 1 percent of the proposed maximum aggregate offering price to the public:
      In accordance with Rule 24f-2, a fee in the amount of $9,241.17 was paid on March 20, 1998 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.

                     PAINEWEBBER EQUITY TRUST, GROWTH STOCK
                                    SERIES 19
                              Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.

  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.

        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.
  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.
  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.

              PaineWebber Equity Trust
           Growth Stock Series Nineteen
                (Demogrowthics)

3,029,000 Units

 The investment objective of this Trust is to pro-vide for capital appreciation through an invest-ment in equity stocks having, in Sponsor's opinion on the Initial Date of Deposit, an above-average potential for capital appreciation. Focusing on consumer growth, PaineWebber has identified three key demographic segments--"demogrowthics"--that it believes are growing particularly rapidly. The value of the Units will fluctuate with the value of the portfolio of underlying securities.

 The minimum purchase is $250. Only whole Units may be purchased.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAP-
PROVED BY THE SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION NOR HAS THE
COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PRO-
SPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

THE INITIAL PUBLIC OFFERING OF UNITS IN THE TRUST
HAS BEEN COMPLETED. THE UNITS OFFERED HEREBY ARE
ISSUED AND OUTSTANDING UNITS WHICH HAVE BEEN AC-
QUIRED BY THE SPONSOR EITHER BY PURCHASE FROM THE
TRUSTEE OF UNITS TENDERED FOR REDEMPTION OR IN THE
SECONDARY MARKET.

   SPONSOR:
      PaineWebber
    Incorporated
       Read and retain this prospectus for future reference.
            Prospectus dated June 16, 1998

ESSENTIAL INFORMATION REGARDING THE TRUST

 The Trust. The objective of the PaineWebber Eq-uity Trust, Growth Stock Series 19 (the "Trust") is to provide for capital appreciation through an investment in equity stocks which have, in the Sponsor's opinion, on the Initial Date of Deposit, an above-average potential for capital apprecia-tion (referred to herein alternatively as either the "Stocks" or the "Securities").

 The Trust will seek to achieve its objective of capital appreciation through an investment in a diversified portfolio of Stocks issued by companies that PaineWebber believes are likely to benefit from growth in the consumer sector. In
PaineWebber's view, the consumer sector of the U.S. economy will be the driving force behind the economic growth of the next several years.
PaineWebber has therefore identified certain trends discussed briefly below which it believes will help highlight those companies which should benefit from the growth potential in the consumer sector.

 Summary of Risk Factors. There are certain investment risks inherent in unit trust portfolios which hold equity securities. The equity securities may appreciate or depreciate in value or pay dividends depending on the full range of economic and market influences affecting corporate profitability, the financial condition of the issuers, the prices of equity securities, the condition of the stock markets in general and the prices of the stocks in particular. In addition, rights of common stock holders are generally inferior to those of holders of debt obligations or preferred stock. See "Risk Factors and Special
Considerations" for a discussion of these risks.
The Trust's portfolio has been diversified among various industry groups in an attempt to limit the risks inherent in owning a portfolio of stock. The stocks may be categorized by industry groups as shown in the table below under the caption "The
Composition of the Portfolio." There is no assurance, however, that such diversification will eliminate an investor's risk of earnings or market price volatility or trading liquidity. There can also be no assurance that the Trust portfolio will remain constant during the life of the Trust.
Certain events might occur which could lead to the elimination of one or more Stocks from the Portfolio (see: "Administration of the Trust--
Portfolio Supervision"), thereby reducing the diversity of the Trust's investments. Further, under certain circumstances, if a tender offer is made for any of the Stocks in the Trust, or in the event of a merger or reorganization, the Trust will either tender the Stocks or sell them as more fully described under the captions "The Trust" and "Administration of the Trust--Portfolio
Supervision," herein.

           THE COMPOSITION OF THE PORTFOLIO

 In the fall of 1995 the future of the U.S.
consumer seemed bleak. At that time PaineWebber asserted that this pessimism was overblown, that in fact the conditions were in place for a Consumer Comeback during the late 1990s and that the consumer would once again be the driver of American economic growth, as they were during the early 1960s and mid-1980s.

 PaineWebber believes a Consumer Comeback is now well under way. PaineWebber notes that the decline in layoffs, the creation of 2.4 million new jobs driving the recent unemployment rate down to 4.3%, and the tight labor market producing a modest increase in real average hourly wages over the past year is resulting in more money in the con-sumer's pocket. Consumer spending has been strong as reflected by the price performance of many consumer-related stocks over the past 24 months.
With stock prices strong and politicians discussing how to cut taxes, PaineWebber notes that consumer confidence hovers at all-time highs.

Demogrowthics--The Growth Age Groups

 Focusing on consumer growth, PaineWebber has identified three key demographic segments that it believes are growing particularly rapidly:

1. Aging baby boomers:

 PaineWebber observes that these consumers spend heavily on recreation/entertainment, electronics, and savings products. As they grow older and wiser, boomers are becoming more discriminating as to how they spend their money. Rather than spending a disproportionate amount on clothing and accessories as they did in their 20s and 30s, they are more practical and direct their spending towards their children's education and home improvements. PaineWebber believes that the number of Americans aged 45-54 should increase 34% between 1995 and 2005. This age group has enormous spending power as they tend to be in their peak earnings years.

2. Generation Y:

 This Demogrowthic segment is teenagers who have an annual spending power of $100 billion.
PaineWebber highlights three reasons why this amount should rise over the next decade. First, as the labor market tightens in an extended business cycle, it is easier for teens to get jobs. The teenage unemployment rate has declined dramatically over the last five years, and there is room for it to fall further as employers scramble for entry-level workers. Second, teens should be able to command higher wages in a tight labor market. Third, the number of teens should increase fairly rapidly over the next decade.
Since teenagers generally do not have to pay for shelter or household expenses, they can spend most of their income on discretionary items ranging from clothes to cosmetics to fast food and entertainment. Market researchers have found that brand names matter to teens since what they buy is shaping their personal appearance and identity during a formative period in their lives.

3. Senior Seniors:

 This group is described as America's over 75 age population which is rapidly growing and should increase 11% over the next five years while the overall population grows just 5%. PaineWebber believes this group should spend less overall than households in the 65-74 age group. But two spending categories are exceptions: healthcare and household operations. Indeed, healthcare expenditures increase steadily as households get older, so as America ages households are spending a larger and larger share of their income on healthcare.

 PaineWebber's research professionals have
selected certain stocks in the industries listed
below which they believe will benefit from one or
more of the trends listed above. In PaineWebber's
search for such potential growth stocks, there was
no particular bias toward large capitalization or
small capitalization issues. These are common
stocks issued by companies who may receive income
and derive revenues from multiple industry sources
but whose primary industry is listed in the
"Schedule of Investments."
                                     Approximate
                                     Percentage of
                                     Aggregate Net
                                     Asset Value
Primary industry Source              of the Trust
Aerospace/Defense....................... .10%
Airlines................................4.91
Automobile & Trucks.....................1.93
Automobile Parts--Original Equipment....2.43
Beverages...............................3.66
Building & Construction Products........2.35
Commercial Services.....................2.46
Computer Hardware/Software..............7.25
Cosmetics & Toiletries..................8.73
Electronics/Semi-conductor..............3.77
Entertainment...........................7.38
Financial Banks.........................4.38
Funeral Services & Related Items........1.90
Hotels..................................2.13
Household Appliances....................2.04
Leisure & Recreational Products.........1.26
Medical--Biomedical/Gene................2.73
Medical--Hospital Management............2.61
Medical Products & Instruments..........6.37
Paper & Related Products................1.65
Protection Services--Safety.............1.71
Publishing--Newspapers..................4.64
REITS--Hotel/Restaurant.................3.51
REITS--Regional Malls...................3.49
Retail Apparel Stores...................3.09
Retail Food Stores......................2.15
Retail Jewelry Stores...................1.67
Retail--Miscellaneous/Diversified.......3.07
Retail--Office Supplies.................4.00
Retail--Restaurants.....................1.01
Therapeutics............................1.62

 Additional Deposits. After the first deposit on the Initial Date of Deposit the Sponsor may, from time to time, cause the deposit of additional
Securities in the Trust where additional Units are to be offered to the public, maintaining, as closely as practicable, the original percentage relationships between the number of shares of Stock deposited on the Initial Date of Deposit, subject to certain adjustments. Costs incurred in acquiring such additional Stocks which are not listed on any national securities exchange will be borne by the Trust. Investors purchasing Units during the initial public offering period will experience a dilution of their investment as a result of such brokerage fees and other expenses paid by the Trust during additional deposits of Securities purchased by the Trustee with cash or cash equivalents pursuant to instructions to pur-chase such Securities. (See "The Trust" and "Risk
Factors and Special Considerations".)

 Termination. Unless advised to the contrary by the Sponsor, the Trustee will begin to sell the Securities held in the Trust twenty days prior to the Mandatory Termination Date. Moneys held upon such sale or maturity of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. During the life of the Trust, Securities will not be sold to take advantage of market fluctuations. The Trust will terminate approximately three (3) years after the Initial
Date of Deposit regardless of market conditions at the time. (See "Termination of the Trust" and "Federal Income Taxes".)
 Public Offering Price. The Public Offering Price per Unit is computed by dividing the Trust Fund
Evaluation by the number of Units outstanding and then adding a sales charge of 3.25% of the Public
Offering Price (3.36% of the net amount invested).
The sales charge is reduced on a graduated scale for volume purchasers and is reduced for certain other purchasers. Units are offered at the Public
Offering Price computed as of the Evaluation Time for all sales subsequent to the previous evaluation. The Public Offering Price on the
Initial Date of Deposit, and on subsequent dates, will vary. (See "Public Offering of Units--Public
Offering Price".)

 Distributions. The Trustee will make
distributions on the Distribution Dates. (See
"Distributions" and "Administration of the
Trust".) Upon termination of the Trust, the Trustee will distribute to each Unitholder of record on such date his pro rata share of the Trust's assets, less expenses. The sale of Securities in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

 Market for Units. The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order, plus the applicable sales charge. (See "Public Offering of Units--
Public Offering Price" and "Valuation".) If a secondary market is not maintained, a Unitholder may dispose of his Units only through redemption.
With respect to redemption requests in excess of $100,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem units
"in kind" by distributing Securities to the redeeming Unitholder. (See "Redemption".)

                 THE TRUST

 The Trust is one of a series of similar but separate unit investment trusts created under New
York law by the Sponsor pursuant to a Trust
Indenture and Agreement* (the "Indenture") dated as of the Initial Date of Deposit, between PaineWebber Incorporated, as Sponsor and Investors
Bank & Trust Company and The First National Bank of Chicago, N.A., as Co-Trustees (the "Trustee").
The objective of the Trust is capital appreciation through an investment in equity stocks having, in Sponsor's opinion on the Initial Date of Deposit, potential for capital appreciation.

 On the Initial Date of Deposit, the Sponsor deposited with the Trustee confirmations of contracts for the purchase of Stocks together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price. The value of the Stocks was determined on the basis described under "Valuation". In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the Sponsor a receipt for Units representing the entire ownership of the Trust.

 With the deposit on the Initial Date of Deposit, the Sponsor established a proportionate relationship between the Securities in the Trust
(determined by reference to the number of shares of Stock). The Sponsor may, from time to time, cause the deposit of additional Securities in the Trust when additional Units are to be offered to the public, maintaining, as closely as practicable, the original percentage relationship between the Securities deposited on the Initial
Date of Deposit and replicating any cash or cash equivalents held by the Trust (net of expenses).
The original proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or a similar event which affects the capital structure of the issuer of a Stock but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event, to reflect a sale or maturity of Security or to reflect a merger or reorganization.
Stock dividends issued in lieu of cash dividends, if any, received by the Trust will be sold by the Trustee and the proceeds therefrom shall be distributed on the next Income Account
Distribution Date.

 On the Initial Date of Deposit each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under "Essential Information Regarding the Trust". However, if additional Units are issued by the Trust (through the deposit of additional
Securities for purposes of the sale of additional
Units), the aggregate value of Securities in the Trust will be increased and the fractional undivided interest represented by each Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of Securities in the Trust will be reduced, and the fractional undivided interest represented by each remaining
Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust. (See "Termination of the Trust".)

RISK FACTORS AND SPECIAL CONSIDERATIONS

 An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer

_______________
 *Reference is hereby made to said Trust Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity.
Additionally, the value of the Stock in the Trust may be expected to fluctuate over the life of the Trust.

 In addition, there are investment risks common to all equity issues. The Stocks may appreciate or depreciate in value depending upon a variety of factors, including the full range of economic and market influences affecting corporate profitability, the financial condition of issuers, changes in national or worldwide economic conditions, and the prices of equity securities in general and the Stocks in particular.
Distributions of income, generally made by declaration of dividends, is also dependent upon several factors, including those discussed above in the preceding sentence.

 Investors should note that the creation of additional Units subsequent to the Initial Date of Deposit may have an effect upon the value of previously existing Units. To create additional
Units the Sponsor may deposit cash (or cash equivalents, e.g., a bank letter of credit in lieu of cash) with instructions to purchase Securities in amounts sufficient to maintain, to the extent practicable, the percentage relationship among the Securities based on the price of the Securities at the Evaluation Time on the date the cash is deposited. To the extent the price of a Security increases or decreases between the time cash is deposited with instructions to purchase the Security and the time the cash is used to purchase the Security, Units will represent less or more of that Security and more or less of the other
Securities in the Trust. Unitholders will be at risk because of price fluctuations during this period since if the price of shares of a Security increases, Unitholders will have an interest in fewer shares of that Security, and if the price of a Security decreases, Unitholders will have an interest in more shares of that Security, than if the Security had been purchased on the date cash was deposited with instructions to purchase the Security. In order to minimize these effects, the Trust will attempt to purchase Securities as close as possible to the Evaluation Time or at prices as close as possible to the prices used to evaluate the Trust at the Evaluation Time. Thus price fluctuations during this period will affect the value of every Unitholder's Units and the income per Unit received by the Trust. In addition, costs incurred in connection with the acquisition of Securities not listed on any national securities exchange (due to differentials between bid and offer prices for the Securities) will be at the expense of the Trust and will affect the value of every Unitholder's Units.

 In the event a contract to purchase a Stock to be deposited on the Initial Date of Deposit or any other date fails, cash held or available under a letter or letters of credit, attributable to such failed contract may be reinvested in another stock or stocks having characteristics sufficiently similar to the Stocks originally deposited (in which case the original proportionate relationship shall be adjusted) or, if not so reinvested, distributed to Unitholders of record on the last day of the month in which the failure occurred.
The distribution will be made twenty days following such record date and, in the event of such a distribution, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract.

 Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Securities only under limited circumstances. (See the discussion below relating to disposition of Stocks which may be the subject of a tender offer, merger or reorganization and also the discussion under the caption "Administration of the Trust--Portfolio Su-pervision".)

 Certain of the Stocks may be attractive
acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock pursuant to the terms of its offer. Payment generally takes the form of cash, securities (typically bonds or notes), or cash and securities. Pursuant to federal law a tender offer must remain open for at least 20 days and withdrawal rights apply during the entire offering period. Frequently offers are conditioned upon a specified number of shares being tendered and upon the obtaining of financing. There may be other conditions to the tender offer as well.
Additionally, an offeror may only be willing to accept a specified number of shares. In the event a greater number of shares is tendered, the offeror must take up and pay for a pro rata portion of the shares deposited by each depositor during the period the offer remains open. In the event of a tender offer for a Stock in the Portfolio, the Sponsor may, but is not required to, direct the Trustee to sell or tender such Stock (see "Administration of the Trust-Portfolio
Supervision" herein).
              FEDERAL INCOME TAXES

 The Trust intends to qualify for and elect tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By qualifying for and electing such treatment, the Trust will not be subject to federal income tax on taxable income or net capital gains distributed to Unitholders provided it distributes 90% or more of its taxable income (exclusive of net capital gains). However, a 4% excise tax is imposed on regulated investment companies that fail to distribute all but a de minimis amount of their income and gain. The Trust intends to distribute all of its income, including capital gains, annually.

 The gross income of the Trust typically will include dividends and gains on sales or other dispositions of portfolio securities. In order to maintain its qualification as a "regulated investment company", the Trust must, among other things (1) in the course of a taxable year derive at least 90% of its gross income from dividends, interest, gains on sales or other dispositions of Securities and certain other sources (referred to as "eligible sources"), (2) meet certain diversifi-cation tests, and (3) distribute in each year at least 90% of its investment company taxable income. If during a taxable year it appears that less than 90% of the Trust income will be derived from eligible sources, the Sponsor may direct the Trustee to sell Securities which, upon the realization of sufficient aggregate gain, will enable the Trust to maintain its qualification as a regulated investment company.

 In any taxable year, the distributions of any ordinary income (such as dividends) and the excess of net short-term capital gains over net long-term capital losses will be taxable as ordinary income to Unitholders. A distribution paid shortly after a purchase of shares may be taxable even though, in effect, it may represent a return of capital to Unitholders. A dividend paid by the Trust in January will be considered for federal income tax purposes to have been paid by the Trust and received by the Unitholders on the preceding
December 31, if the dividend was declared in the preceding October, November or December to Unitholders of record in any one of those months.
Distributions which are taxable as ordinary income to Unitholders will not constitute dividends for purposes of the dividends-received deduction for corporations except, and only to the extent of, a specific designation by the Trust.

 Distributions by the Trust that are designated by it as capital gain distributions will be taxable to Unitholders as long-term capital gains, regardless of the length of time the Units have been held by a Unitholder. Distributions will not be taxable to Unitholders to the extent that they represent a return of capital; such distributions will, however, reduce a Unitholder's basis in his Units, and to the extent they exceed the basis of his Units will be treated as gain from the sale of his Units. Any loss realized by a Unitholder on the sale or exchange of Units that are held by him for not more than six months will be treated as a long-term capital loss to the extent of any long-term capital gain distributions paid to such Uni-tholder with respect to such Units.

 Under the Taxpayer Relief Act of 1997, capital gains realized on the sale of property held for more than one year but not more than eighteen months are considered "mid-term gains." In the case of individuals, mid-term gains are taxed at lower rates than ordinary income, but not as favorably as capital gains on property held for more than eighteen months. The Trustee will identify in the annual tax information statement mailed to Unitholders the portion of capital gain dividends which are considered mid-term gains.

 Withholding For Citizen or Resident Investors. In the case of any noncorporate Unitholder that is a citizen or resident of the United States, a 31 percent "backup" withholding tax will apply to certain distributions of the Trust unless the Unitholder properly completes and files under penalties of perjury, IRS Form W-9 (or its equivalent).

 The foregoing discussion is a general summary and relates only to certain aspects of the federal income tax consequences of an investment in the Trust for Unitholders who hold their Units as capital assets. Unitholders may also be subject to state and local taxation. Each Unitholder should consult its own tax advisor regarding the Federal, state and local tax consequences to it of ownership of Units.

 Investment in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh Plans, and other tax-deferred retirement plans.
Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Investment Executive for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.

             PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price per Unit is based on the aggregate market value of the Stocks, next determined after the receipt of a purchase order, divided by the number of Units outstanding plus the sales charge set forth below.
The public offering price per Unit is computed by dividing the Trust Fund Evaluation, next determined after receipt of a purchase order by the number of Units outstanding plus the sales charge. (See "Valuation".) The Public Offering
Price on the Initial Date of Deposit or on any subsequent date will vary from the Public Offering
Price calculated on the business day prior to the Initial Date of Deposit due to fluctuations in the value of the Stocks among other factors.

 Sales Charge and Volume Discount. The Public
Offering Price of Units of the Trust includes a sales charge which varies based upon the number of Units purchased by a single purchaser. (See the sales charge schedule set forth below.) During the initial public offering period, the sales charge will be based on the number of Trust Units purchased on the same or any preceding day by a single purchaser. Such purchaser or his dealer must notify the Sponsor at the time of purchase of any previous purchase of Trust Units in order to aggregate all such purchases and must supply the Sponsor with sufficient information to permit confirmation of such purchaser's eligibility;
acceptance of such purchase order is subject to confirmation. Purchases of Units of other trusts may not be aggregated with purchases of Trust
Units to qualify for this procedure. This procedure may be amended or terminated at any time without notice. In the event of such termination, the procedure will revert to that stated under the sales charge schedule referred to below.

 Sales charges during the initial public offering
period and for secondary market sales are set
forth below. A discount in the sales charge is
available to volume purchasers of Units due to
economies of scale in sales effort and sales
related expenses relating to volume purchases. The
sales charge applicable to volume purchasers of
Units is reduced on a graduated scale for sales to
any person of at least $50,000 or 5,000 Units,
applied on whichever basis is more favorable to
the purchaser.
            Secondary Market Sales Charges
                                Percent of      Percent of
                                Public Offering Net Amount
Aggregate Dollar Value of Units Price           Invested
Less than $50,000...............3.25%           3.36%
$50,000 to 99,999...............3.00            3.09
$100,000 to 199,999.............2.75            2.83
$200,000 to 399,999.............2.50            2.56
$400,000 to 499,999.............2.25            2.30
$500,000 to 999,999.............1.75            1.78
$1,000,000 or more..............1.50            1.52

*  The sales charge applicable to volume
purchasers according to the table above will be applied either on a dollar or Unit basis, depending upon which basis provides a more favorable purchase price to the purchaser.

 The volume discount sales charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this Trust will be aggregated with concurrent purchases of any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

 Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit em-ployees of the Sponsor and its affiliates and certain of their relatives to purchase units of the Trust at a reduced sales charge of $5.00 per 100 Units.

 Exchange Option. Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of PaineWebber Municipal Bond Fund (the "PaineWebber
Series"); The Municipal Bond Trust (the "National
Series"); The Municipal Bond Trust, Multi-State
Program (the "Multi-State Series"); The Municipal
Bond Trust, California Series (the "California
Series"); The Corporate Bond Trust (the "Corporate
Series"); PaineWebber Pathfinder's Trust (the
"Pathfinder's Series"); the PaineWebber Federal
Government Trust (the "Government Series"); The
Municipal Bond Trust, Insured Series (the "Insured
Series"); or the PaineWebber Equity Trust (the
"Equity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the Units of the Exchange Trusts to be acquired based on a reduced sales charge of $15 per Unit, per 100 Units in the case of a trust whose Units cost approximately $10 or per 1,000 units in the case of a trust whose Units cost approximately one dollar. Unitholders of this Trust are not eligible for the Exchange Option into an Equity Trust, Growth Stock Series designated as a rollover series for the 30 day period prior to termination of the Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange
Option. Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust carefully prior to exercising this option. Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual Retirement Accounts. A
Unitholder who purchased Units of a series and paid a per Unit, per 100 Unit or per 1,000 Unit sales charge that was less than the per Unit, per 100 Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange.

 The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the Units of the respective Trusts, there is no obligation on its part to maintain such a market.
Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole
Units only. Any excess proceeds from Unitholders'
Units being surrendered will be returned.
Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units. An exchange of Units pursuant to the Exchange Option generally will constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss at the time of exchange. Unitholders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in particular cases.

 The Sponsor reserves the right to modify, suspend or terminate this Exchange Option at any time with notice to Unitholders. In the event the Exchange
Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.

 To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor of this series to purchase Units of one or more of the Exchange Trusts from the Sponsor. If Units of the applicable outstanding series of the Exchange
Trust are at that time available for sale, and if such Units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The Uni-tholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

 The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined after receipt by the Sponsor of an exchange request and properly endorsed documents. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the Securities in the Exchange Trust plus the reduced sales charge. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling Unitholder.

 For example, assume that a Unitholder, who has three thousand units of a trust with a current price of $1.30 per unit, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per Unit based on the bid prices of the underlying securities. In this example, which does not contemplate any rounding up to the next highest number of Units, the proceeds from the Unitholder's Units would aggregate $3,900. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four Units in the Exchange Trust for a total cost of $3,620
($3,560 for the Units and $60 for the sales charge). If all 3,000 Units were tendered, the remaining $280 would be returned to the Unitholder.

 Conversion Option. Owners of units of any registered unit investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 3.0% (a
"Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit, per 100 Units in the case of Exchange
Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange Option (except that no secondary market is required for Conversion Trust units). To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust. Any dealer other than PaineWebber must certify that the purchase of the units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two thirds of the applicable reduced sales charge.
The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time with notice, including the right to increase the reduced sales charge applicable to this option
(but not in excess of $5 more per Unit, per 100
Units or per 1,000 Units, as applicable than the corresponding fee then being charged for the Ex-change Option). For a description of the tax consequences of a conversion reference is made to the Exchange Option section herein.

 Distribution of Units. The minimum purchase in the initial public offering is $250. Only whole
Units may be purchased.

 The Sponsor is the sole underwriter of the Units.
Sales may, however, be made to dealers who are members of the National Association of Securities
Dealers, Inc. ("NASD") at prices which include a concession of $.30 per Unit at the highest sales charge, subject to change from time to time. The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities Act of 1933.

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund
Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The
Sponsor may cease to maintain such a market at any time, and from time to time, without notice. In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $100,000 may be redeemed "in kind" as described under "Redemption." The Sponsor does not in any way guarantee the enforceability, marketability, value or price of any of the stocks in the Trust, nor that of the Units.

 Investors should note the Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

 The Sponsor may redeem any Units it has purchased in the secondary market if it determines for any reason that it is undesirable to continue to hold these Units in its inventory. Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in its inventory, the saleability of the Units and its estimate of the time required to sell the Units and general market conditions.

 A Unitholder who wishes to dispose of his Units should inquire of his bank or broker as to current market prices in order to determine if over-the-counter prices exist in excess of the redemption price and the repurchase price (see "Redemption").

 Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Stocks to the Sponsor and the price at which it deposits the Stocks in the Trust in exchange for Units, which is the value of the Stocks, determined by the Trustee as described under "Valuation". The cost of Stock to the Sponsor includes the amount paid by the Sponsor for brokerage commissions. These amounts are an expense of the Trust.

 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor.

 In selling any Units in the initial public offering after the Initial Date of Deposit, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of outstanding Units during the period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.

                 REDEMPTION

 Units may be tendered to Investors Bank & Trust
Company for redemption at its office in person, or by mail at Hancock Towers, 200 Clarendon Street,
Boston, MA 02116 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or Trustee. If the Units are represented by a certificate it must be properly endorsed accompanied by a letter requesting redemption. If held in uncertificated form, a written instrument of redemption must be signed by the Unitholder.
Unitholders must sign exactly as their names appear on the records of the Trustee with signatures guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Units tendered to the Trustee for redemption will be cancelled, if not repurchased by the Sponsor.

 Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by the Trustee.
The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation by the number of Units outstanding. (See "Valuation".)

 A redemption request is deemed received on the business day (see "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00 p.m., it is deemed received on the next business day.
During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request. Proceeds of a redemption will be paid to the Unitholder no later than the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).

 With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient and for remaining amounts, from the Capital Account. The Trustee is empowered, to the extent necessary, to sell
Securities to meet redemptions. The Trustee will sell Securities in such manner as is directed by the Sponsor. In the event no such direction is given, Stock will be sold pro rata, to the extent possible, and if not possible Stocks having the greatest amount of capital appreciation will be sold first. (See "Administration of the Trust".)
However, with respect to redemption requests in excess of $100,000, the Sponsor may determine in its discretion to direct the Trustee to redeem
Units "in kind" by distributing Securities to the redeeming Unitholder. When Stocks are so distributed, a proportionate amount of each Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The
Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation". A Unitholder receiving a redemption
"in kind" may incur brokerage or other transaction costs in converting the Stock distributed into cash. The availability of redemption "in kind" is subject to compliance with all applicable laws and regulations, including the Securities Act of 1933, as amended.

 To the extent that Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. In addition, because of the minimum amounts in which Securities are required to be sold, the proceeds of sale may exceed the amount required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distribution Dates.

 The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock Exchange, Inc. is closed other than for weekend and holiday clos-ings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The
Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.

                 VALUATION

 The Trustee will calculate the Trust's value (the
"Trust Fund Evaluation") per Unit at the
Evaluation Time set forth under "Summary of Essential Information Regarding the Trust" (1) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (2) on the business day on which any Unit is tendered for redemption, (3) on any other day desired by the Sponsor or the Trustee and (4) upon termination, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below and (b) cash on hand in the Trust and dividends receivable on Stock trading ex-dividend (other than any cash held in any reserve account established under the Indenture) and deducting therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted, (y) accrued fees and expenses of the Trustee and the Sponsor
(including legal and auditing expenses) and other
Trust expenses. The per Unit Trust Fund Evaluation is calculated by dividing the result of such computation by the number of Units outstanding as of the date thereof. Business days do not include
Saturdays, Sundays, New Year's Day, Martin Luther
King, Jr.'s Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day and other days that the New York Stock Exchange is closed.

 The value of Stocks shall be determined by the Trustee in good faith in the following manner: (1) if the domestic Stocks are listed on one or more national securities exchanges or on the National
Market System maintained by the National
Association of Securities Dealers Automated
Quotations System, such evaluation shall be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof (deemed to be the New
York Stock Exchange in the case of the domestic
Stocks if such Stocks are listed thereon), (2) if there is no such appropriate closing sales price on such exchange or system, at the mean between the closing bid and asked prices on such exchange or system (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Stocks are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price in the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or
(4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Stock in good faith on the bid side of the market or (d) by any combination thereof.

 The tender of a Stock pursuant to a tender offer will not affect the method of valuing Stock.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

 On the business day prior to the Initial Date of Deposit, the Public Offering Price per Unit (which figure includes the sales charge) exceeded the Redemption Value (see "Essential Information").
The prices of the Securities are expected to vary.
For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.

              EXPENSES OF THE TRUST

 The cost of the preparation and printing of the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, and expenses incurred in establishing the Trust, including legal and auditing fees (the
"Organizational Expenses"), will be paid by the Trust, as is common for mutual funds.
Historically, the Sponsors of Unit Trusts have paid all organizational expenses. The Sponsor will receive no fee from the Trust for its services in establishing the Trust.

 The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the calendar year. The Sponsor's fee, which is not to exceed $.0035 per Unit per calendar year, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the PaineWebber Equity Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

 For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, annually $.0170 per Unit, based on the largest number of Units outstanding during the previous month. In addition, the regular and recurring expenses of the Trust are estimated to be $.0100 which include, but are not limited to Organizational Expenses of $.0067 per Unit, and certain mailing, printing, and audit expenses.
Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.

 The Sponsor's fee and Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor or, if the Price
Index is no longer published, a similar index as determined by the Trustee and Sponsor.

 In addition to the above, the following charges are or may be incurred by each Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital
Account (see "Administration of the Trust--
Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges;
(4) expenses and costs of any action taken by the Trustee to protect the trusts and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions and other expenses incurred in connection with the purchase and sale of Securities; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).

 The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any annual audit expense which exceeds $.0050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financials upon request.

 The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last dividend paid prior to the Initial Date of Deposit, dividends on the Stocks are expected to be sufficient to pay the entire amount of estimated expenses of the Trust. To the extent that dividends paid with respect to the Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell Securities to meet the expenses of the Trust. Securities will be selected in the same manner as is set forth under "Redemption".

              RIGHTS OF UNITHOLDERS

 Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued unless a request, in writing with signature guaran-teed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee, is delivered by the Unitholder to the Sponsor. Issued Certificates are transferable by presentation and surrender to the Trustee at its office in Boston, Massachusetts properly endorsed or accompanied by a written instrument or instruments of transfer. Uncertificated Units are transferable by presentation to the Trustee at its office in Boston of a written instrument of transfer.

 Certificates may be issued in denominations of one Unit or any integral multiple thereof as deemed appropriate by the Trustee. A Unitholder may be required to pay $2.00 per certificate reissued or transferred, and shall be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange.
For new certificates issued to replace destroyed, mutilated, stolen or lost certificates, the Unitholder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

                DISTRIBUTIONS

 The Trustee will distribute net dividends and interest, if any, from the Income Account on the quarterly Distribution Dates to Unitholders of record on the preceding Record Date. Distributions from the Capital Account will be made on annual
Distribution Dates to Unitholders of record on the preceding Record Date. Distributions of less than $.05 per Unit need not be made from the Capital
Account on any Distribution Date. See "Essential
Information". Whenever required for regulatory or tax purposes, the Trustee will make special distributions of any dividends or capital on special Distribution Dates to Unitholders of record on special Record Dates declared by the Trustee.

 Upon termination of the Trust, each Unitholder of record on such date will receive his pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust. (See "Termination".)

             ADMINISTRATION OF THE TRUST

 Accounts. All dividends and interest received on Securities, proceeds from the sale of Securities or other moneys received by the Trustee on behalf of the Trust may be held in trust in non-interest bearing accounts until required to be disbursed.

 The Trustee will credit on its books to an Income
Account dividends, if any, and interest income, on Securities in the Trust. All other receipts (i.e., return of principal and gains) are credited on its books to a Capital Account. A record will be kept of qualifying dividends within the Income Account.
The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust.
(See "Expenses and Charges.") In addition, the
Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption.")

 The Trustee may establish reserves (the "Reserve
Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With any distribution from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 The Trustee keeps records and accounts of the Trust at its office in Boston, including records of the names and addresses of Unitholders, a current list of underlying Securities in the portfolio and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

 Within a reasonable period of time after the end of each calendar year, commencing with calendar year 1997, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any Securities sold during the year and the Securities held at the end of such year; (3) the Trust Fund Evaluation per Unit, based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee;
their activities described herein are governed solely by the provisions of the Indenture. The
Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security:

 1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 2) upon the institution of a materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declaration or payment of dividends on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends on such Securities;

 (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such Securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends on the Securities;

 (5) upon the decline in price or the occurrence of any materially adverse credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;

 (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the security in the best interests of the Unitholders;

 (7) upon a decrease in the Sponsor's internal rating of the Security; or

 (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.

 The Trustee may dispose of Securities where necessary to pay Trust expenses or to satisfy redemption requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discretion, and Stocks having the greatest appreciation shall be sold first.

 Reinvestment. Cash received upon the sale of Stock (except for sales to meet redemption requests) and dividends received may, if and to the extent there is no longer either a legal or regulatory impediment, be reinvested in United
States Treasury obligations which mature on or prior to the next scheduled Distribution Date. The
Sponsor anticipates that, when permitted, such proceeds will be reinvested in current interest-bearing United States Treasury obligations unless factors exist such that such reinvestment would not be in the best interest of Unitholders or would be impractical. Such factors may include, among others, (i) short reinvestment periods which would make reinvestment in United States Treasury obligations undesirable or infeasible and (ii) amounts not sufficiently large so as to make a reinvestment economical or feasible. Any moneys held and not reinvested will be held in a non-interest bearing account until distribution on the next Distribution Date to Unitholders of record.

             AMENDMENT OF THE INDENTURE

 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding;
provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or
(2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting
Unitholders' rights or their interest in the Trust.

TERMINATION OF THE TRUST

 The Indenture provides that the Trust will terminate on the Mandatory Termination Date. If the value of the Trust as shown by any evaluation is less than fifty per cent (50%) of the market value of the Stocks upon completion of the deposit of Stocks, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination Date.

 Unless advised to the contrary by the Sponsor, approximately 20 days prior to the termination of the Trust the Trustee will begin to sell the Securities held in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Moneys held upon the sale of Securities may be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee.
The sale of Securities in the Trust in the period prior to termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

                  SPONSOR

 The Sponsor, PaineWebber Incorporated, is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of the National Association of Securities
Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues. The
Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

 The Indenture provides that the Sponsor will not be liable to the Trustee, the Trust or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liq-uidate the Trust.

                  TRUSTEE

 The Co-Trustees are The First National Bank of
Chicago, a national banking association with its corporate trust office at One First National
Plaza, Suite 0126, Chicago, Illinois 60670-0126
(which is subject to supervision by the
Comptroller of the Currency, the Federal Deposit
Insurance Corporation and the Board of Governors of the Federal Reserve System) and Investors Bank
& Trust Company, a Massachusetts trust company with its principal office at Hancock Towers, 200
Clarendon Street, Boston, Massachusetts 02116, toll-free number 800-356-2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve
System).

 The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or willful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United
States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending itself against any claim of liability.

              INDEPENDENT AUDITORS

 The financial statements, including the Schedule of Investments, of the Trust in this prospectus have been audited by Ernst & Young LLP, independent auditors, and have been included in reliance upon their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

 The legality of the Units offered hereby has been passed upon by Carter, Ledyard & Milburn, 2 Wall
Street, New York, New York, as counsel for the
Sponsor.

ESSENTIAL INFORMATION REGARDING THE TRUST
As of February 28, 1998
Sponsor:      PaineWebber Incorporated
Co-Trustees:  Investors Bank & Trust Co. and
              The First National Bank of Chicago
Initial Date of Deposit: March 25, 1997
Aggregate Market Value of Securities in Trust:                         $36,596,998
Number of Units:                                                       3,029,000
Fractional Undivided Interest in the Trust Represented by
Each Unit:                                                             1/3,029,000th
Calculation of Public Offering Price Per Unit*
Aggregate Value of Net Assets in Trust                                 $36,638,761
Divided by 3,029,000 Units                                             $12.0960
Plus Sales Charge of 3.25% of Public Offering Price                    $.4064
Public Offering Price per Unit                                         $12.5024
Redemption Value per Unit:                                             $12.0960
Excess of Public Offering Price over Redemption Value per Unit:        $.4064
Sponsor's Repurchase Price Per Unit:                                   $12.0960
Excess of Public Offering over Sponsor's Repurchase Price per Unit:    $.4064
Evaluation Time:                                                       4 P.M. New York Time
Distribution Dates* *:                                                 January 20, April 20, July 20,
                                                                       October 20
Record Dates:                                                          March 31, June 30, September 30,
                                                                       December 31
Mandatory Termination Date:                                            June 30, 2000
Discretionary Liquidation Amount:                                      50% of the value of the Securities
                                                                       upon completion of the deposit of
                                                                       the Securities
Estimated Annual Expenses of the Trust* * *                            $.0305 per Unit
    *  The Public Offering Price will be based
upon the value of the Stocks next computed
following receipt of the
   purchase order plus the applicable sales
charges. (See " Valuation " ).
   * * See " Distributions "
* * * See " Expenses of Trust ". Estimated
dividends from the Stocks, based upon last
dividends actually paid, are
   expected by the Sponsor to be sufficient to
pay estimated expenses of the Trust.

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND CO-TRUSTEES
THE PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES
NINETEEN:
 We have audited the accompanying statement of financial condition of The PaineWebber Equity
Trust, Growth Stock Series Nineteen, including the schedule of investments, as of February 28, 1998 and the related statements of operations and changes in net assets for the period from March
25, 1997 (Initial Date of Deposit) to February 28,
1998. These financial statements are the responsibility of the Co-Trustees. Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1998, as shown in the statement of financial condition and schedule of investments, by correspondence with the Co-
Trustees. An audit also includes assessing the accounting principles used and significant estimates made by the Co-Trustees, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The PaineWebber Equity
Trust, Growth Stock Series Nineteen at February
28, 1998 and the results of its operations and changes in its net assets for the period from March 25, 1997 to February 28, 1998, in conformity with generally accepted accounting principles.
                             ERNST & YOUNG LLP
New York, New York
June 5, 1998

            THE PAINEWEBBER EQUITY TRUST,
            GROWTH STOCK SERIES NINETEEN
           STATEMENT OF FINANCIAL CONDITION
               February 28, 1998
                  ASSETS
Common Stock - at market value (Cost $30,122,580)
(note 1 to schedule of investments)                 $36,596,998
Dividends Receivable                                21,808
Accounts Receivable - Securities Sold               71,441
Cash                                                2,499
Total Assets                                        $36,692,746
         LIABILITIES AND NET ASSETS
Advance from Trustee                                                         $42,602
Accrued expenses payable                                                     11,383
Total Liabilities                                                            $53,985
Net assets (3,029,000 units of fractional undivided interest outstanding):
Cost of 3,029,000 units (note B)                                             $31,134,450
Less sales charge (note C)                                                   (1,011,870)
Net amount applicable to investors                                           30,122,580
Net unrealized market appreciation (note D)                                  6,474,418
Net amount applicable to unitholders                                         36,596,998
Undistributed investment income-net                                          39,264
Undistributed proceeds from securities sold                                  2,499
Net assets                                                                   36,638,761
Total liabilities and net assets                                             $36,692,746
Net asset value per Unit                                                     $12.0960
  See accompanying notes to financial statements.

            THE PAINEWEBBER EQUITY TRUST,
            GROWTH STOCK SERIES NINETEEN
              STATEMENT OF OPERATIONS
                                                              For the Period
                                                              from March 25,
                                                              1997 (initial date
                                                              of deposit) to
                                                              February 28,
                                                              1998
Operations:
Dividend Income                                               $257,433
Total investment income                                       257,433
Less expenses:
Trustee's fees, expenses and evaluator's expense              94,146
Total expenses                                                94,146
Investment Income-net                                         163,287
Realized and unrealized gain (loss) on investments-net:
Net realized loss on securities transactions                  (17,483)
Net change in unrealized market appreciation                  6,474,418
Net realized and unrealized gain on investments               6,456,935
Net increase in net assets resulting from operations          $6,620,222
   See accompanying notes to financial statements.

            THE PAINEWEBBER EQUITY TRUST,
            GROWTH STOCK SERIES NINETEEN
           STATEMENT OF CHANGES IN NET ASSETS
                                                           For the Period
                                                           from March 25,
                                                           1997 (initial date
                                                           of deposit) to
                                                           February 28,
                                                           1998
Operations:
Investment income-net                                      $163,287
Net realized loss on securities transactions               (17,483)
Net change in unrealized market appreciation               6,474,418
Net increase in net assets resulting from operations       6,620,222
Less: Distributions to Unitholders (Note E)
Investment Income                                          140,369
Total Distributions                                        140,369
Less: Units Redeemed By Unitholders (Note F)
Value of units redeemed at date of redemption              786,166
Undistributed income at date of redemption                 1,004
Total Redemptions                                          787,170
Increase in net assets                                     5,692,683
Net Assets:
Beginning of Period                                        ---
Supplemental Deposits                                      30,946,078
End Of Period                                              $36,638,761
   See accompanying notes to financial statements.

            NOTES TO FINANCIAL STATEMENTS
               February 28, 1998
(A) The financial statements of the Trust are
prepared on the accrual basis of accounting.
Security transactions are accounted for on the
date the securities are purchased or sold.
(B) Cost to investors represents the initial
public offering price as of the initial date of
deposit, and the value of units through
supplemental deposits computed on the basis set
forth under "Public Offering Price of Units".
(C) Sales charge in the Initial Public Offering
period was 3.25% (3.36% of the net amount
invested). See "Public Offering of Units - Sales
Charge and Volume Discount", for information
relating to the secondary market.
(D) At February 28, 1998, the gross unrealized
market appreciation was $7,719,007 and the gross
unrealized market depreciation was ($1,244,589).
The net unrealized market depreciation was
$6,474,418.
(E) Regular distributions of net income and
principal receipts not used for redemption of
units are made quarterly. Special distributions
may be made as the Sponsor and Trustee deem
necessary to comply with income tax regulations.
(F) The following units were redeemed with
proceeds of securities sold as follows:
                                                         For the Period
                                                         from March 25,
                                                         1997 (initial date
                                                         of deposit) to
                                                         February 28,
                                                         1998
Total number of units redeemed                           71,000
Redemption amount                                        $787,170
The following units were sold through supplemental
deposits:
Number of units sold                                     3,000,000
Value of amount, net of sales charge                     $29,978,578

            THE PAINEWEBBER EQUITY TRUST,
            GROWTH STOCK SERIES NINETEEN
               SCHEDULE OF INVESTMENTS
              As of February 28, 1998
COMMON STOCKS (100%)
Name of Issuer                                      Number of Shares       Market Value(1)
Aerospace/Defense: (.10%)
Raytheon Corporation (2)                            652                    $37,816
Airlines: (4.91%)
AMR Corporation*                                    6,916                  875,306
Northwest Airlines Corporation*                     15,638                 920,687
Automobile & Trucks: (1.93%)
General Motors Company                              10,227                 705,024
Automobile Parts--Original Equipment: (2.43%)
Lear Corporation*                                   16,842                 890,521
Beverages: (3.66%)
The Coca-Cola Company                               9,925                  681,723
PepsiCo, Inc.                                       18,043                 659,697
Building & Construction Products: (2.35%)
Lowes Companies, Inc.                               14,733                 860,960
Commercial Services: (2.46%)
Cendant Corporation* (3)                            24,053                 901,988
Computer Hardware/Software: (7.25%)
Compaq Computer Corporation                         39,094                 1,253,451
Microsoft Corporation*                              12,626                 1,070,054
Seagate Technology, Inc.*                           13,529                 328,924
Cosmetics & Toiletries: (8.73%)
Colgate-Palmolive Company                           10,826                 878,936
Gillette Company                                    7,518                  811,004
Procter & Gamble Company                            9,586                  814,211
Revlon, Inc.*                                       14,735                 691,624
Electronics/Semi-Conductor: (3.77%)
Intel Corporation                                   9,024                  809,340
Motorola, Inc.                                      10,227                 570,155
Entertainment: (7.38%)
The Walt Disney Company                             7,818                  875,127
Time Warner, Inc.                                   13,232                 893,160
Tribune Company                                     14,431                 931,701
Financial Banks: (4.38%)
First Union Corporation                             12,627                 665,285
Mellon Bank Corporation                             15,040                 937,180
Funeral Services & Related Items: (1.90%)
Service Corporation International                   18,343                 694,741
Hotels: (2.13%)
Promus Hotel Corporation*                           16,132                 778,369
Household Appliances: (2.04%)
Sunbeam Corporation, Inc.                           18,043                 746,529
Leisure & Recreational Products: (1.26%)
West Marine, Inc.*                                  16,842                 462,102
Medical--Biomedical/Gene: (2.73%)
Amgen, Inc.*                                        10,227                 543,309
Diacrin, Inc.*                                      45,408                 454,080
Medical--Hospital Management: (2.61%)
Health Management Associates, Inc.*                 34,281                 953,440
Medical Products & Instruments: (6.37%)
Boston Scientific Corporation*                      9,024                  539,184
Johnson & Johnson                                   10,227                 772,139
Medtronic, Inc.                                     19,181                 1,018,991
Paper & Related Products: (1.65%)
Kimberly-Clark Corporation                          10,825                 602,817
                                                                           (Continued)

            THE PAINEWEBBER EQUITY TRUST,
            GROWTH STOCK SERIES NINETEEN
              SCHEDULE OF INVESTMENTS
              As of February 28, 1998
COMMON STOCKS (100%)
Name of Issuer                                   Number of Shares       Market Value(1)
Protection Services--Safety: (1.71%)
Rural/Metro Corporation*                         18,343                 $625,955
Publishing--Newspapers: (4.64%)
Belo (A.H.) Corporation                          15,940                 872,715
New York Times Company                           12,636                 826,868
REITS--Hotel/Restaurant: (3.51%)
FelCor Suite Hotels, Inc.                        16,541                 593,408
Patriot American Hospitality, Inc. (4)           27,649                 691,214
REITS--Regional Malls: (3.49%)
General Growth Properties                        19,245                 702,443
Simon DeBartolo Group, Inc.                      18,644                 575,634
Retail Apparel Stores: (3.09%)
Gap, Inc.                                        25,263                 1,128,940
Retail Food Stores: (2.15%)
Albertson's, Inc.                                16,842                 788,416
Retail Jewelry Stores: (1.67%)
Claire's Stores, Inc.                            33,981                 611,658
Retail--Miscellaneous/Diversified: (3.07%)
Petco Animal Supplies, Inc.*                     26,163                 374,458
Starbucks Corporation*                           18,944                 749,472
Retail--Office Supplies: (4.00%)
Staples, Inc.*                                   40,148                 848,116
Viking Office Products, Inc.*                    27,970                 615,340
Retail--Restaurants: (1.01%)
Planet Hollywood International, Inc.*            31,578                 317,754
Tricon Global Restaurants, Inc.* (5)             1,803                  51,160
Therapeutics: (1.62%)
Agouron Pharmaceuticals, Inc.*                   16,105                 593,872
TOTAL INVESTMENTS                                                       $36,596,998
(1) Valuation of Securities was made by the Co-
Trustees as described in "Valuation".
(2) General Motors spun-off Hughes Electronics
which was merged into Raytheon Corporation.
(3) Name changed from CUC International.
(4) Wyndham Hotel Corporation was merged into
Patriot American Hospitality.
(5) PepsiCo spun-off Tricon Global Restaurants.
 *  Non-income producing.

                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.C1     Opinion of Counsel as to legality of securities
                       being registered
          EX-27        Financial Data Schedule
          EX-99.C2     Consent of Independent Auditors
                              FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, The PaineWebber Equity Trust, Growth Stock Series 19 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on the 16th day of June, 1998.
                       PAINEWEBBER EQUITY TRUST, GROWTH
                            STOCK SERIES 19
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 16th day of June, 1998.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer
                              and Director of PaineWebber Incorporated*
  Regina A. Dolan             Executive Vice President,
                              Chief Financial Officer and
                              Director of PaineWebber Incorporated*
  Joseph J. Grano, Jr.        President and
                              Director of PaineWebber Incorporated*
  Steve P. Baum               Executive Vice President and
                              Director of PaineWebber Incorporated*
  Robert H. Silver            Executive Vice President and
                              Director of PaineWebber Incorporated*
  Mark B. Sutton              Executive Vice President and
                              Director of PaineWebber Incorporated*
  Margo N. Alexander          Executive Vice President and
                              Director of PaineWebber Incorporated*
  Terry L. Atkinson           Managing Director and
                              Director of PaineWebber Incorporated*
  Brian M. Barefoot           Executive Vice President and
                              Director of PaineWebber Incorporated*
  Michael Culp                Managing Director and
                              Director of PaineWebber Incorporated*
  Edward M. Kerschner         Managing Director and
                              Director of PaineWebber Incorporated*
  James P. MacGilvray         Executive Vice President and
                              Director of PaineWebber Incorporated*
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  *  Executed copies of the powers of attorney have been previously filed with the Securities and Exchange Commission with the Post Effective Amendment to the Registration Statement File No. 2-61279.